Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - ASU2016-02	Jan. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 2,600,000
Lease liabilities	$ 2,500,000